Annual Total Returns - Ivy Variable Insurance Portfolios Classes - Standard and Service - Standard	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Nomura VIP Growth and Income Series
Prospectus [Line Items]
Annual Return [Percent]	29.23%	15.71%	12.11%	3.53%	22.20%	(0.46%)	25.60%	(10.17%)	18.28%	9.88%
Nomura VIP Growth Equity Series
Prospectus [Line Items]
Annual Return [Percent]	8.72%	23.41%	38.40%	(26.60%)	39.23%	29.50%	24.35%	(3.79%)	32.80%	4.04%
Nomura VIP Small Cap Value Series
Prospectus [Line Items]
Annual Return [Percent]	8.16%	11.32%	9.45%	(12.09%)	34.42%	(1.90%)	28.14%	(16.72%)	12.05%	31.41%
Nomura VIP Opportunity Series
Prospectus [Line Items]
Annual Return [Percent]	8.81%	14.63%	16.30%	(13.68%)	23.13%	10.80%	30.11%	(15.38%)	19.00%	8.26%
Nomura VIP Fund for Income Series
Prospectus [Line Items]
Annual Return [Percent]	9.15%	6.53%	13.27%	(11.06%)	4.88%	7.95%	12.78%	(2.58%)	6.82%	11.12%
Nomura VIP Investment Grade Series
Prospectus [Line Items]
Annual Return [Percent]	6.75%	2.85%	7.57%	(17.06%)	(0.72%)	11.91%	12.62%	(2.03%)	4.72%	4.65%
Nomura VIP Limited Duration Bond Series
Prospectus [Line Items]
Annual Return [Percent]	5.07%	4.23%	5.29%	(4.19%)	(0.68%)	3.79%	4.09%	(0.22%)	1.26%	0.64%
Nomura VIP Emerging Markets Series
Prospectus [Line Items]
Annual Return [Percent]	81.26%	5.09%	13.79%	(27.58%)	(2.84%)	25.09%	22.63%	(15.81%)	40.55%	13.93%
Nomura VIP Total Return Series
Prospectus [Line Items]
Annual Return [Percent]	12.97%	10.81%	12.63%	(10.56%)	16.37%	0.91%	18.88%	(7.65%)	11.75%	6.62%